Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Product sales	€ 64,020	€ 91,020
Other revenues	1,821	6,542
REVENUES	65,841	97,562
Cost of goods and services	(59,518)	(47,162)
Research and development expenses	(30,234)	(32,441)
Marketing and distribution expenses	(13,473)	(20,310)
General and administrative expenses	(15,438)	(19,034)
Other income and expenses, net	2,939	4,555
OPERATING PROFIT/(LOSS)	(49,882)	(16,830)
Finance income	1,060	1,065
Finance expenses	(10,291)	(11,585)
Foreign exchange gain/(loss), net	(3,905)	7,783
PROFIT/(LOSS) BEFORE INCOME TAX	(63,018)	(19,567)
Income tax benefit/(expense)	(258)	(1,251)
PROFIT/(LOSS) FOR THE PERIOD	€ (63,276)	€ (20,818)
EARNINGS/(LOSSES) PER SHARE
Basic earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.35)	€ (0.13)
Diluted earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.35)	€ (0.13)